Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 282.9	SFr 21.8
Due in less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	6.6	0.6
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	92.1	9.2
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 184.2	SFr 12.0